Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of assets and liabilities measured or disclosed at fair value

Assets and liabilities measured on a recurring basis or disclosed at fair value are summarized below:

	Total Fair Value	Total Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
As of December 31, 2023
Short-term investment
Wealth management products	—	—		—
Long-term Investment
Available-for-sale debt securities	111,697	15,732			111,697	(43,494)
Investments accounted for using fair value option	43,333	6,103			43,333	(334,921)
As of December 31, 2022
Short-term investment
Wealth management products	86,386	12,525		86,386		386
Long-term Investment
Available-for-sale debt securities	42,371	6,143			42,371	(8,270)
Equity investments accounted for using fair value option	370,162	53,668			370,162	(25,601)

The following table summarizes the Group’s assets held as of December 31, 2022 and 2023 for which a non-recurring fair value measurement was recorded during the years ended December 31, 2022 and 2023:

	Total Balance	Total Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total (losses) gains
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Non-Recurring:
As of December 31, 2023
Equity investments accounted for using the measurement alternative	158,771	22,362			158,771	(121,392)
As of December 31, 2022
Equity investments accounted for using the measurement alternative	646,577	93,745			646,577	(262,278)

Reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:

Amounts
RMB
Balance as of January 1, 2021	364,298
Addition	46,339
Fair value change	6,537
Foreign exchange translation adjustments	(8,600)
Balance as of December 31, 2021	408,574
Addition	—
Fair value change	(33,871)
Foreign exchange translation adjustments	37,830
Balance as of December 31, 2022	412,533
Addition	111,697
Fair value change	(378,415)
Foreign exchange translation adjustments	9,215
Balance as of December 31, 2023	155,030
Balance as of December 31, 2023 in US$	21,835

Fair Value, Measurements, Recurring [Member]
Schedule of significant unobservable inputs used in the fair value measurement

Significant unobservable inputs used in the recurring fair value measurement for available-for-sale debt securities and investments accounted for using fair value option (level 3) are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Available-for-sale debt securities	111,697	Market approach	• Volatility	55.5%
Investments accounted for using fair value option*	43,332	Market approach	• Volatility	54.1%

* As of December 31, 2023, the Group adjusted the valuation technique for investment accounts for using fair value option from discount cash flow method to market approach due to lack of the ability to obtain detailed financial information due to the loss of significant influence of such investment.

Fair Value, Measurements, Nonrecurring [Member]
Schedule of significant unobservable inputs used in the fair value measurement	The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using measurement alternative	158,771	Back-Solve method	• Volatility	46.2%
		Market Approach	• Volatility	55.3%~58.7%